Income Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Income Taxes
Schedule of current and deferred portions of income tax expense

	For the years ended
	August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current	80,635	97,253	125,739	18,410
Deferred	(9,139)	(5,237)	(17,260)	(2,527)
Income tax expense	71,496	92,016	108,479	15,883

Schedule of reconciliations of the income tax expense

	For the years ended
	August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income before income tax expense and share of net (loss)/income from equity investees	259,256	337,260	318,305	46,604
PRC statutory tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	64,814	84,315	79,576	11,651
Non-deductible expenses	17,974	9,151	40,141	5,876
International tax rate difference	—	—	(4,189)	(613)
Preferential tax rate	—	—	(17,327)	(2,537)
Additional tax deduction for qualified research and development expenses	—	—	(2,066)	(302)
Change in valuation allowance	(11,737)	(15,314)	(14,241)	(2,085)
Expired loss	—	12,293	14,950	2,189
Interest and penalty	445	1,571	1,494	219
Effect of changes in tax rates on deferred taxes	—	—	10,141	1,485
Income tax expense	71,496	92,016	108,479	15,883

Schedule of components of the Group's deferred tax assets

	For the years ended August 31,
	2017	2018	2018
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	117,946	114,777	16,805
Accrued expenses and other payables	45,115	60,752	8,895
Others	1,349	2,234	327
Less: valuation allowance	(126,535)	(116,979)	(17,127)
Non-current deferred tax assets, net	37,875	60,784	8,900
Non-current deferred tax liabilities:
Unrealized gain on investments	(3,870)	(14,465)	(2,118)
Unrealized gain on available-for-sale securities	(2,505)	—	—
Accelerated depreciation of fixed assets	—	(4,297)	(630)
Intangible assets	(2,404)	(28,095)	(4,113)
Non-current deferred tax liabilities, net	(8,779)	(46,857)	(6,861)
Deferred tax assets, net	29,096	13,927	2,039

Schedule of reconciliation of the unrecognized tax benefit

	For the years ended August 31,
	2017	2018	2018
	RMB	RMB	US$
Balance at September 1	9,671	12,720	1,862
Increase	4,023	3,947	578
Decrease	(974)	(676)	(99)
Balance at August 31	12,720	15,991	2,341